Disposals - Vantage Towers and Indus Towers (Details) € in Millions, ₨ in Billions				6 Months Ended
	Jul. 22, 2024 EUR (€)	Jun. 19, 2024 EUR (€)	Jun. 19, 2024 INR (₨)	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)
Disposals
Disposal of interests in associates and joint ventures				€ 3,020	€ 500	[1]
Oak Holdings 1 GmbH | Vantage Towers
Disposals
Proportion of ownership interest in subsidiary	89.30%
Indus Towers
Disposals
Percentage of interest disposed		18.00%	18.00%
Disposal of interests in associates and joint ventures		€ 1,684	₨ 153.0	1,684
Net gain on disposal		€ 714
Oak Holdings 1 GmbH
Disposals
Percentage of interest disposed	10.00%
Disposal of interests in associates and joint ventures	€ 1,336			€ 1,336	€ 500
Net gain on disposal	€ 26

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.